PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of prepaid expenses and other current assets
	December 31,
	2013	2014
Government institutions	$269	$298
Prepaid expenses	63	227
Deposit	53	56
Deferred tax	26	86
Other assets	58	89

	$469	$756